Reserves - Summary of Reserves (Parenthetical) (Detail) - Chinese accounting standards [member] - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Statutory reserve fund [member]
Disclosure of reserves within equity [line items]
Percentage of net profit on statutory reserve	10.00%
Statutory reserve	¥ 5,096		¥ 5,009	¥ 5,857
Discretionary reserve fund [member]
Disclosure of reserves within equity [line items]
Discretionary reserve fund		¥ 5,009	5,857	1,275
General reserve [member]
Disclosure of reserves within equity [line items]
Percentage of net profit on general reserve	10.00%
General reserve for catastrophe	¥ 5,096		5,009	5,857
Transfer of General reserve to subsidiaries	¥ 177		¥ 150	¥ 98